Related party transactions (Details) - 1 months ended Dec. 31, 2023 - CPL ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Related parties
Additional growth capital to be provided	$ 176	¥ 1,250
Cash advance made	$ 176